Shareholder Report	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000244046
Shareholder Report [Line Items]
Fund Name	Zacks All-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	CZOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$118	1.00%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

From December 1, 2023, to November 30, 2024, the Zacks All-Cap Core Fund delivered a return of +35.97%, surpassing the benchmark Russell 3000 Index, which rose by +34.49% during the same period. The fund's outperformance was primarily driven by strong stock selection.

An analysis of the fund’s performance revealed that the Technology sector, the fund's largest allocation (29.30%), was the top-performing sector, gaining an impressive +45.14% during the period. This surge was fueled by enthusiasm for AI advancements and related innovations. The U.S. economy achieved a soft landing and continued its upward trajectory, with all sectors in the fund posting positive returns over the holding period.

Key positive contributors to the fund’s return included Nvidia, AppLovin, and Emcor, which saw gains of +155.73%, +758.52%, and +102.75%, respectively. These companies are among the major beneficiaries of AI development and implementation, consistently exceeding earnings and revenue expectations.

Conversely, notable detractors included Synopsys (-37.15%), MongoDB (-62.39%), and Celanese (-64.19%). Synopsys struggled with uneven revenue recognition and a slow recovery in the mobile and PC markets. MongoDB faced challenges from weak consumption growth and sluggish innovation, while Celanese's underperformance stemmed from disappointing earnings and reduced product demand.

With the U.S. economy demonstrating robust post-pandemic recovery, another year of growth is anticipated, driven by AI innovation and opportunities under the new government inaugurated earlier this year. We believe the Zacks All-Cap Core Fund is well-positioned to capitalize on these trends and the continued expansion of AI-driven infrastructure.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks All-Cap Core Fund - Institutional	Russell 3000® Total Return Index
Nov-2014	$10,000	$10,000
Nov-2015	$10,204	$10,258
Nov-2016	$10,604	$11,111
Nov-2017	$13,036	$13,585
Nov-2018	$13,615	$14,336
Nov-2019	$15,667	$16,557
Nov-2020	$17,835	$19,706
Nov-2021	$22,925	$24,897
Nov-2022	$20,763	$22,207
Nov-2023	$23,097	$25,007
Nov-2024	$31,405	$33,631

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Zacks All-Cap Core Fund - Institutional	35.97%	14.92%	12.12%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 32,851,468	$ 32,851,468
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 271,446
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,851,468
Number of Portfolio Holdings	109
Advisory Fee (net of waivers)	$271,446
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	7.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federated Hermes Treasury Obligations Fund, Institutional Class	7.6%
NVIDIA Corporation	5.7%
Apple, Inc.	3.6%
Microsoft Corporation	3.2%
Meta Platforms, Inc., Class A	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.4%
UnitedHealth Group, Inc.	1.6%
JPMorgan Chase & Company	1.6%
Procter & Gamble Company (The)	1.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.

C000244048
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Institutional Class
Trading Symbol	ZDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period from December 1, 2023, to November 30, 2024, the Zacks Dividend Fund Institutional Class delivered a return of +29.36%, closely matching the benchmark Russell 1000 Value Index (+29.56%). The fund’s performance benefited from minor positive selection effects and muted allocation effects.

Broadcom was the fund’s top performer, gaining +50.78% during the period due to its strong AI-related services in 2024. Technology firms with stable dividend distributions are expected to hold significant value in the coming year.

From a sector perspective, Financial Services (21.66% allocation) and Technology (13.33% allocation) were the fund's largest exposures. Financial Services, overweighted by 0.7%, rose +50.61%, contributing the most to returns through both allocation and stock selection.

Conversely, negative contributors included Arthur J. Gallagher & Co (-24.45%), Microsoft (-14.39%), and Merck & Co Inc (-9.70%). Arthur J. Gallagher underperformed due to slower growth and weaker-than-expected earnings. Microsoft faced challenges from slower cloud revenue growth linked to delays in scaling AI-related data centers. Merck’s performance was hindered by increased competition and price reductions for key drugs.

Looking ahead to 2025, we remain confident in the Dividend Fund’s positioning. We anticipate ongoing earnings growth across sectors beyond Technology and expect a potential market rotation, given that valuations outside the Technology sector remain reasonable by historical standards. This broader participation could further enhance the rally.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Dividend Fund - Institutional Class	Russell 1000® Total Return Index	Russell 1000® Value Index
Jan-2017	$10,000	$10,000	$10,000
Nov-2017	$11,457	$11,797	$11,124
Nov-2018	$11,963	$12,496	$11,453
Nov-2019	$13,403	$14,509	$12,750
Nov-2020	$13,283	$17,324	$12,970
Nov-2021	$16,027	$21,945	$15,855
Nov-2022	$17,082	$19,607	$16,240
Nov-2023	$16,589	$22,266	$16,460
Nov-2024	$21,459	$29,927	$21,326

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (January 31, 2017)
Zacks Dividend Fund - Institutional Class	29.36%	9.87%	10.24%
Russell 1000® Total Return Index	34.40%	15.58%	15.03%
Russell 1000® Value Index	29.56%	10.84%	10.16%

Performance Inception Date		Jan. 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,530,403	$ 134,530,403
Holdings Count | Holding	72	72
Advisory Fees Paid, Amount	$ 1,126,221
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$134,530,403
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$1,126,221
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.6%
Microsoft Corporation	3.2%
Exxon Mobil Corporation	3.0%
Arthur J Gallagher & Company	3.0%
Procter & Gamble Company (The)	2.9%
Parker-Hannifin Corporation	2.8%
Home Depot, Inc. (The)	2.6%
Blackrock, Inc.	2.4%
Walmart, Inc.	2.3%
MetLife, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.

C000244047
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Investor Class
Trading Symbol	ZDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$149	1.30%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period from December 1, 2023, to November 30, 2024, the Zacks Dividend Fund Investor Class delivered a return of +29.05%, closely matching the benchmark Russell 1000 Value Index (+29.56%). The fund’s performance benefited from minor positive selection effects and muted allocation effects.

Broadcom was the fund’s top performer, gaining +50.78% during the period due to its strong AI-related services in 2024. Technology firms with stable dividend distributions are expected to hold significant value in the coming year.

From a sector perspective, Financial Services (21.66% allocation) and Technology (13.33% allocation) were the fund's largest exposures. Financial Services, overweighted by 0.7%, rose +50.61%, contributing the most to returns through both allocation and stock selection.

Conversely, negative contributors included Arthur J. Gallagher & Co (-24.45%), Microsoft (-14.39%), and Merck & Co Inc (-9.70%). Arthur J. Gallagher underperformed due to slower growth and weaker-than-expected earnings. Microsoft faced challenges from slower cloud revenue growth linked to delays in scaling AI-related data centers. Merck’s performance was hindered by increased competition and price reductions for key drugs.

Looking ahead to 2025, we remain confident in the Dividend Fund’s positioning. We anticipate ongoing earnings growth across sectors beyond Technology and expect a potential market rotation, given that valuations outside the Technology sector remain reasonable by historical standards. This broader participation could further enhance the rally.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Dividend Fund - Investor Class	Russell 1000® Total Return Index	Russell 1000® Value Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,908	$10,253	$9,889
Nov-2016	$10,948	$11,074	$11,077
Nov-2017	$12,874	$13,577	$12,720
Nov-2018	$13,409	$14,382	$13,096
Nov-2019	$14,980	$16,698	$14,580
Nov-2020	$14,814	$19,938	$14,831
Nov-2021	$17,829	$25,256	$18,131
Nov-2022	$19,124	$22,565	$18,570
Nov-2023	$18,573	$25,626	$18,822
Nov-2024	$23,969	$34,442	$24,386

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Zacks Dividend Fund - Investor Class	29.05%	9.86%	9.14%
Russell 1000® Total Return Index	34.40%	15.58%	13.16%
Russell 1000® Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 134,530,403	$ 134,530,403
Holdings Count | Holding	72	72
Advisory Fees Paid, Amount	$ 1,126,221
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$134,530,403
Number of Portfolio Holdings	72
Advisory Fee (net of waivers)	$1,126,221
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	4.6%
Microsoft Corporation	3.2%
Exxon Mobil Corporation	3.0%
Arthur J Gallagher & Company	3.0%
Procter & Gamble Company (The)	2.9%
Parker-Hannifin Corporation	2.8%
Home Depot, Inc. (The)	2.6%
Blackrock, Inc.	2.4%
Walmart, Inc.	2.3%
MetLife, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.

C000244050
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	ZSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$131	1.14%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period from December 1, 2023, to November 30, 2024, the Zacks Small-Cap Core Fund - Institutional Class delivered a return of +29.92%, compared to the benchmark Russell 2000 Index's +34.59%, resulting in an underperformance of -4.67%. This was primarily attributed to selection effects.

The fund's top-performing sector was Industrials, which gained +58.79% and contributed +16.17% to the portfolio's return. Conversely, the Communication Services sector detracted from total returns by -1.22%. While the selection model performed well in Industrials, it was less effective in other sectors, such as Utilities.

From a stock selection perspective, the largest positive contributors were CSW Industrials (+89.64%), Super Micro Computer (+23.59%), and Sterling Infrastructure (+156.87%). Super Micro Computer’s performance was driven by its critical role in the AI-infrastructure buildout, which significantly boosted sales and earnings. CSW Industrials outperformed due to above-average earnings quality, strategic acquisitions, and a strong cash position. Sterling Infrastructure benefited from robust business growth fueled by data center and e-commerce warehouse construction.

Throughout much of the fiscal year, investor enthusiasm focused on mega-cap growth companies, particularly in the Technology sector. However, in the second half of 2024, small-cap stocks delivered remarkable returns. As the U.S. economy continues to expand and earnings growth broadens beyond Technology and the AI boom, small-cap companies are well-positioned for further positive returns in 2025. Currently, small-caps trade at significantly lower valuations than their large-cap peers, offering compelling opportunities for investors in the coming year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Small-Cap Core Fund - Institutional	Russell 2000® Index	Russell 3000® Total Return Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$10,834	$10,212	$10,258
Nov-2016	$12,024	$11,271	$11,111
Nov-2017	$14,749	$13,161	$13,585
Nov-2018	$14,143	$13,069	$14,336
Nov-2019	$15,244	$13,846	$16,557
Nov-2020	$13,981	$15,511	$19,706
Nov-2021	$19,095	$18,742	$24,897
Nov-2022	$18,565	$16,080	$22,207
Nov-2023	$18,695	$15,419	$25,007
Nov-2024	$24,289	$20,752	$33,631

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Zacks Small-Cap Core Fund - Institutional	29.92%	9.76%	9.28%
Russell 2000® Index	34.59%	8.43%	7.57%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,206,377	$ 35,206,377
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 301,971
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,206,377
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$301,971
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Saul Centers, Inc.	2.0%
Comfort Systems USA, Inc.	2.0%
Carpenter Technology Corporation	2.0%
Federal Signal Corporation	2.0%
Merit Medical Systems, Inc.	2.0%
Taylor Morrison Home Corporation	2.0%
1st Source Corporation	2.0%
PROG Holdings, Inc.	2.0%
SPX Technologies, Inc.	2.0%
AAON, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.

C000244049
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Investor Class
Trading Symbol	ZSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.39%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period from December 1, 2023, to November 30, 2024, the Zacks Small-Cap Core Fund - Investor Class delivered a return of +29.63%, compared to the benchmark Russell 2000 Index's +34.59%, resulting in an underperformance of -4.96%. This was primarily attributed to selection effects.

The fund's top-performing sector was Industrials, which gained +58.79% and contributed +16.17% to the portfolio's return. Conversely, the Communication Services sector detracted from total returns by -1.22%. While the selection model performed well in Industrials, it was less effective in other sectors, such as Utilities.

From a stock selection perspective, the largest positive contributors were CSW Industrials (+89.64%), Super Micro Computer (+23.59%), and Sterling Infrastructure (+156.87%). Super Micro Computer’s performance was driven by its critical role in the AI-infrastructure buildout, which significantly boosted sales and earnings. CSW Industrials outperformed due to above-average earnings quality, strategic acquisitions, and a strong cash position. Sterling Infrastructure benefited from robust business growth fueled by data center and e-commerce warehouse construction.

Throughout much of the fiscal year, investor enthusiasm focused on mega-cap growth companies, particularly in the Technology sector. However, in the second half of 2024, small-cap stocks delivered remarkable returns. As the U.S. economy continues to expand and earnings growth broadens beyond Technology and the AI boom, small-cap companies are well-positioned for further positive returns in 2025. Currently, small-caps trade at significantly lower valuations than their large-cap peers, offering compelling opportunities for investors in the coming year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Zacks Small-Cap Core Fund - Investor	Russell 2000® Index	Russell 3000® Total Return Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$10,800	$10,212	$10,258
Nov-2016	$11,942	$11,271	$11,111
Nov-2017	$14,618	$13,161	$13,585
Nov-2018	$13,980	$13,069	$14,336
Nov-2019	$15,035	$13,846	$16,557
Nov-2020	$13,751	$15,511	$19,706
Nov-2021	$18,733	$18,742	$24,897
Nov-2022	$18,169	$16,080	$22,207
Nov-2023	$18,246	$15,419	$25,007
Nov-2024	$23,651	$20,752	$33,631

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Zacks Small-Cap Core Fund - Investor	29.63%	9.48%	8.99%
Russell 2000® Index	34.59%	8.43%	7.57%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,206,377	$ 35,206,377
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 301,971
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$35,206,377
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$301,971
Portfolio Turnover	135%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.2%
Money Market Funds	1.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Saul Centers, Inc.	2.0%
Comfort Systems USA, Inc.	2.0%
Carpenter Technology Corporation	2.0%
Federal Signal Corporation	2.0%
Merit Medical Systems, Inc.	2.0%
Taylor Morrison Home Corporation	2.0%
1st Source Corporation	2.0%
PROG Holdings, Inc.	2.0%
SPX Technologies, Inc.	2.0%
AAON, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

The Fund was treated as a separate series (the “Predecessor Fund”) of Investment Managers Series Trust. Effective as of the close of business on January 26, 2024, the Predecessor Fund was reorganized into the Fund, as a new series of the Trust in a tax-free reorganization (the “Reorganization”), whereby the Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the Fund which were distributed pro rata by the Predecessor Fund to its shareholders in complete liquidation and termination of the Predecessor Fund.

Changes in and Disagreements with Accountants

On April 24, 2023, the Audit Committee of Zacks Trust appointed and formally engaged Cohen & Company, Ltd. as the Fund's independent registered public accounting firm for the fiscal period ending November 30, 2024. Fiscal periods ending prior to November 30, 2024, Tait, Weller & Baker LLP served as the Fund's independent registered public accounting firm.